Cover	12 Months Ended
Dec. 31, 2024 shares
Entity Addresses [Line Items]
Document Type	20-F
Amendment Flag	false
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Document Period End Date	Dec. 31, 2024
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2024
Current Fiscal Year End Date	--12-31
Entity File Number	001-36059
Entity Registrant Name	Controladora Vuela Compania de Aviacion, S.A.B. de C.V.
Entity Central Index Key	0001520504
Entity Incorporation, State or Country Code	O5
Entity Address, Address Line One	Av. Antonio Dovalí Jaime
Entity Address, Address Line Two	No. 70, 13 Floor, Tower B
Entity Address, Address Line Three	Colonia Zedec Santa Fe
Entity Address, City or Town	Mexico City
Entity Address, Country	MX
Entity Address, Postal Zip Code	01210
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Large Accelerated Filer
Entity Emerging Growth Company	false
Document Accounting Standard	International Financial Reporting Standards
Entity Shell Company	false
ICFR Auditor Attestation Flag	true
Document Financial Statement Error Correction [Flag]	false
Auditor Firm ID	1141
Auditor Name	KPMG Cardenas Dosal S.C.
Auditor Location	Mexico City, Mexico
American Depositary Shares
Entity Addresses [Line Items]
Title of 12(b) Security	American Depositary Shares (ADSs)
Trading Symbol	VLRS
Security Exchange Name	NYSE
Ordinary Participation Certificates
Entity Addresses [Line Items]
Title of 12(b) Security	Ordinary Participation Certificates (Certificados de
Trading Symbol	VLRS
Security Exchange Name	NYSE
Entity Common Stock, Shares Outstanding	898,850,497
Series A shares
Entity Addresses [Line Items]
Title of 12(b) Security	Series A shares of common stock, no par value
Trading Symbol	VOLAR A
Security Exchange Name	MIAX
Entity Common Stock, Shares Outstanding	267,126,180
Business Contact [Member]
Entity Addresses [Line Items]
Entity Address, Address Line One	Av. Antonio Dovalí Jaime
Entity Address, Address Line Two	No. 70, 13 Floor, Tower B
Entity Address, Address Line Three	Colonia Zedec Santa Fe
Entity Address, City or Town	Mexico City
Entity Address, Country	MX
Entity Address, Postal Zip Code	01210
Contact Personnel Name	Ricardo Martínez Gutiérrez
Contact Personnel Email Address	ir@volaris.com